Debt - Summary of bond issuances (Details) $ in Thousands	Jul. 12, 2023 GBP (£)	May 25, 2022 GBP (£)	Dec. 31, 2023	Jun. 26, 2023 USD ($)	Dec. 31, 2022	Apr. 11, 2022 USD ($)
Burford Capital Plc
Debt issued
Redemption price	100.00%
Debt Instrument Principal Amount Denomination For Redemption | £	£ 100
6.500% Bonds due 2022 | Burford Capital Plc
Debt issued
Interest rate		6.50%
Redemption price		101.05%
Debt Instrument Principal Amount Denomination For Redemption | £		£ 100
6.875% Senior Notes due 2030
Debt issued
Interest rate			6.875%		6.875%
6.875% Senior Notes due 2030 | Burford Capital Global Finance LLC
Debt issued
Principal amount | $						$ 360,000
Interest rate			6.875%		6.875%	6.875%
9.250% Senior Notes due 2031
Debt issued
Interest rate			9.25%		9.25%
9.250% Senior Notes due 2031 | Burford Capital Global Finance LLC
Debt issued
Principal amount | $				$ 400,000		$ 400,000
Interest rate			9.25%	9.25%	9.25%